Quarterly Report
July 31, 2022
MFS®  Lifetime®  2045 Fund
L45-Q1

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 7.5%
MFS Emerging Markets Debt Fund - Class R6	158,035	$1,852,173
MFS Emerging Markets Debt Local Currency Fund - Class R6	235,200	1,225,391
MFS Global Opportunistic Bond Fund - Class R6	225,979	1,832,687
MFS High Income Fund - Class R6	812,048	2,468,626
MFS Inflation-Adjusted Bond Fund - Class R6	966,884	10,123,281
MFS Total Return Bond Fund - Class R6	887,311	8,846,488
		$26,348,646
International Stock Funds – 26.3%
MFS Blended Research Emerging Markets Equity Fund - Class R6	250,860	$3,078,056
MFS Blended Research International Equity Fund - Class R6	3,270,228	36,463,040
MFS Emerging Markets Equity Fund - Class R6	101,529	3,070,228
MFS International Growth Fund - Class R6	310,959	11,533,487
MFS International Intrinsic Value Fund - Class R6	276,052	11,773,612
MFS International New Discovery Fund - Class R6	405,051	12,702,403
MFS Research International Fund - Class R6	668,818	13,590,375
		$92,211,201
Specialty Funds – 9.6%
MFS Commodity Strategy Fund - Class R6	3,142,058	$16,715,752
MFS Global Real Estate Fund - Class R6	896,591	16,954,534
		$33,670,286
U.S. Stock Funds – 56.5%
MFS Blended Research Core Equity Fund - Class R6	589,072	$17,548,453
MFS Blended Research Growth Equity Fund - Class R6	1,181,072	19,334,142
MFS Blended Research Mid Cap Equity Fund - Class R6	2,848,492	34,666,143
MFS Blended Research Small Cap Equity Fund - Class R6	591,126	8,529,954
MFS Blended Research Value Equity Fund - Class R6	1,294,797	18,800,445
MFS Growth Fund - Class R6	126,321	19,347,313
MFS Mid Cap Growth Fund - Class R6	680,632	17,676,014
MFS Mid Cap Value Fund - Class R6	576,820	17,275,757
MFS New Discovery Fund - Class R6	156,198	4,261,092
MFS New Discovery Value Fund - Class R6	232,485	4,249,829
MFS Research Fund - Class R6	334,093	17,626,762
MFS Value Fund - Class R6	379,923	18,893,587
		$198,209,491
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.72% (v)	365,304	$365,304
Total Investment Companies		$350,804,928

Other Assets, Less Liabilities – (0.0)%		(33,884)
Net Assets – 100.0%		$350,771,044
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $350,804,928.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$350,804,928	$—	$—	$350,804,928
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$17,343,389	$245,928	$153,726	$(36,871)	$149,733	$17,548,453
MFS Blended Research Emerging Markets Equity Fund	3,265,023	117,384	124,511	(30,458)	(149,382)	3,078,056
MFS Blended Research Growth Equity Fund	18,469,926	818,173	176,686	(49,402)	272,131	19,334,142
MFS Blended Research International Equity Fund	37,255,821	971,846	406,486	(98,783)	(1,259,358)	36,463,040
MFS Blended Research Mid Cap Equity Fund	34,351,259	441,606	181,036	(24,879)	79,193	34,666,143
MFS Blended Research Small Cap Equity Fund	8,290,707	248,965	61,323	(10,059)	61,664	8,529,954
MFS Blended Research Value Equity Fund	19,070,087	128,685	426,114	(28,559)	56,346	18,800,445
MFS Commodity Strategy Fund	19,633,090	958,738	3,037,327	264,800	(1,103,549)	16,715,752
MFS Emerging Markets Debt Fund	1,618,580	324,826	—	—	(91,233)	1,852,173
MFS Emerging Markets Debt Local Currency Fund	1,071,127	204,164	—	—	(49,900)	1,225,391
MFS Emerging Markets Equity Fund	3,259,767	95,191	141,682	(50,748)	(92,300)	3,070,228
MFS Global Opportunistic Bond Fund	1,630,698	219,481	54	(11)	(17,427)	1,832,687
MFS Global Real Estate Fund	17,179,117	775,460	47,863	(9,155)	(943,025)	16,954,534
MFS Growth Fund	18,428,930	850,705	216,099	(71,517)	355,294	19,347,313
MFS High Income Fund	2,171,688	325,821	—	—	(28,883)	2,468,626
MFS Inflation-Adjusted Bond Fund	10,354,733	391,350	473,393	(60,221)	(89,188)	10,123,281
MFS Institutional Money Market Portfolio	370,745	946,603	952,054	(16)	26	365,304
MFS International Growth Fund	11,752,791	126,970	146,417	(44,957)	(154,900)	11,533,487
MFS International Intrinsic Value Fund	11,682,049	281,296	34,968	(12,362)	(142,403)	11,773,612
MFS International New Discovery Fund	12,949,456	93,117	102,218	(38,239)	(199,713)	12,702,403
MFS Mid Cap Growth Fund	16,760,372	723,848	207,904	(74,027)	473,725	17,676,014
MFS Mid Cap Value Fund	17,208,543	219,126	192,635	(18,118)	58,841	17,275,757
MFS New Discovery Fund	4,131,238	173,043	43,520	(35,339)	35,670	4,261,092
MFS New Discovery Value Fund	4,202,065	206,055	54,504	(6,661)	(97,126)	4,249,829
MFS Research Fund	17,268,649	270,692	204,739	(39,981)	332,141	17,626,762
MFS Research International Fund	13,688,692	178,933	91,877	(23,836)	(161,537)	13,590,375
MFS Total Return Bond Fund	9,155,665	208,250	485,616	(89,925)	58,114	8,846,488
MFS Value Fund	18,947,922	175,986	372,367	(44,652)	186,698	18,893,587
	$351,512,129	$10,722,242	$8,335,119	$(633,976)	$(2,460,348)	$350,804,928
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Debt Fund	$21,528	$—
MFS Emerging Markets Debt Local Currency Fund	15,857	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	8,375	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	—	—
MFS High Income Fund	28,388	—
MFS Inflation-Adjusted Bond Fund	151,523	—
MFS Institutional Money Market Portfolio	882	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	60,092	92,559
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	61,263	—
MFS Value Fund	94,113	—
	$442,021	$92,559
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
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